Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of geographical areas [line items]
Total Revenue	$ 32,795	$ 29,259
Income (loss) before taxes	9,535	5,947
Reported net income	7,327	4,437
Average Assets	1,369,415	1,299,524
Canada [member]
Disclosure of geographical areas [line items]
Total Revenue	16,107	15,087
Income (loss) before taxes	4,434	4,635
Reported net income	3,199	3,194
Average Assets	692,750	665,025
United States [member]
Disclosure of geographical areas [line items]
Total Revenue	14,465	11,836
Income (loss) before taxes	3,547	(176)
Reported net income	2,865	29
Average Assets	613,098	572,434
Other international non CAN non US [member]
Disclosure of geographical areas [line items]
Total Revenue	2,223	2,336
Income (loss) before taxes	1,554	1,488
Reported net income	1,263	1,214
Average Assets	$ 63,567	$ 62,065